Janus Henderson International Value Fund

Schedule of Investments (unaudited)

December 31, 2020

Shares or Principal Amounts		Value
Common Stocks– 96.8%
Aerospace & Defense – 5.1%
BAE Systems PLC	198,172	$1,325,225
Meggitt PLC*	76,063	485,888
		1,811,113
Automobiles – 10.1%
Bayerische Motoren Werke AG	13,785	1,216,592
Honda Motor Co Ltd	37,900	1,058,634
Hyundai Motor Co	7,244	1,285,315
		3,560,541
Banks – 4.0%
Bank of Ireland Group PLC*	108,221	439,571
Lloyds Banking Group PLC*	1,169,335	589,354
Royal Bank of Scotland Group PLC*	167,393	387,086
		1,416,011
Beverages – 1.7%
Diageo PLC	8,868	350,421
Stock Spirits Group PLC	66,980	246,212
		596,633
Chemicals – 2.7%
Nutrien Ltd	8,845	425,605
Tikkurila Oyj	16,773	510,106
		935,711
Commercial Services & Supplies – 1.8%
Daiseki Co Ltd	9,400	275,951
Loomis AB - Class B	8,988	247,048
Secom Joshinetsu Co Ltd	3,275	114,305
		637,304
Construction Materials – 2.5%
HeidelbergCement AG	5,941	444,346
Vicat SA	10,293	429,418
		873,764
Containers & Packaging – 2.3%
Amcor PLC	51,246	608,635
Fuji Seal International Inc	9,700	190,454
		799,089
Diversified Consumer Services – 0.1%
Shingakukai Holdings Co Ltd	6,275	26,480
Diversified Telecommunication Services – 5.7%
Bharti Infratel Ltd	224,230	707,672
Singapore Telecommunications Ltd	505,600	882,913
Telenor ASA	25,186	427,207
		2,017,792
Electric Utilities – 0.8%
Endesa SA	10,542	289,015
Electrical Equipment – 0.8%
Cosel Co Ltd	21,900	267,168
Electronic Equipment, Instruments & Components – 1.0%
Hirose Electric Co Ltd	2,300	348,751
Food & Staples Retailing – 0.7%
Qol Holdings Co Ltd	21,400	233,642
Food Products – 6.5%
Danone SA	20,254	1,331,043
Nestle SA (REG)	8,082	951,807
		2,282,850
Health Care Equipment & Supplies – 0.9%
Hogy Medical Co Ltd	6,400	208,302
Paramount Bed Holdings Co Ltd	2,500	114,043
		322,345
Health Care Providers & Services – 1.3%
BML Inc	7,700	239,451
Toho Holdings Co Ltd	11,900	209,466
		448,917
Hotels, Restaurants & Leisure – 2.3%
Grand Korea Leisure Co Ltd*	16,690	256,448
Kangwon Land Inc*	26,432	571,721
		828,169
Industrial Conglomerates – 1.9%
CK Hutchison Holdings Ltd	97,684	682,171

Shares or Principal Amounts		Value
Common Stocks– (continued)
Information Technology Services – 0.8%
Transcosmos Inc	10,600	$268,066
Insurance – 3.4%
Allianz SE	3,606	882,174
Sompo Holdings Inc	8,158	332,827
		1,215,001
Machinery – 6.3%
ANDRITZ AG	12,423	569,033
Ebara Corp	20,800	680,377
Fukushima Industries Corp	5,000	217,604
GEA Group AG	12,842	459,450
Konecranes Oyj	8,307	291,838
		2,218,302
Metals & Mining – 1.4%
Yamato Kogyo Co Ltd	18,500	496,779
Multi-Utilities – 1.7%
E.ON SE	53,149	588,549
Oil, Gas & Consumable Fuels – 1.7%
BP PLC (ADR)	18,303	375,578
Royal Dutch Shell PLC	11,763	208,802
		584,380
Personal Products – 4.5%
CLIO Cosmetics Co Ltd*	8,149	133,670
Unilever PLC	23,903	1,447,167
		1,580,837
Pharmaceuticals – 10.0%
GlaxoSmithKline PLC	47,359	867,633
Novartis AG	15,397	1,454,752
Roche Holding AG	1,809	631,388
Sanofi	6,029	582,451
		3,536,224
Professional Services – 1.6%
Bureau Veritas SA*	21,774	579,093
Real Estate Management & Development – 4.1%
Bridgemarq Real Estate Services	18,450	214,552
CK Asset Holdings Ltd	124,178	638,741
Foxtons Group PLC*	236,102	177,671
LSL Property Services PLC*	104,971	417,549
		1,448,513
Specialty Retail – 0.4%
Lookers PLC*,¢	209,131	60,048
Vertu Motors PLC*	211,024	94,687
		154,735
Textiles, Apparel & Luxury Goods – 3.0%
Cie Financiere Richemont SA (REG)	11,558	1,044,762
Tobacco – 2.1%
Imperial Brands PLC	13,859	291,153
Scandinavian Tobacco Group A/S (144A)	26,944	458,901
		750,054
Trading Companies & Distributors – 1.7%
Travis Perkins PLC*	32,084	591,866
Transportation Infrastructure – 1.1%
Aena SME SA (144A)*	2,320	405,060
Wireless Telecommunication Services – 0.8%
Rogers Communications Inc	5,893	274,392
Total Common Stocks (cost $34,376,661)		34,114,079
Warrants– 0%
Textiles, Apparel & Luxury Goods – 0%
Cie Financiere Richemont SA, expires11/22/23*((cost $5,752)	23,116	6,008
Repurchase Agreements– 2.6%
ING Financial Markets LLC, Joint repurchase agreement, 0.0400%, dated 12/31/20, maturing 1/4/21 to be repurchased at $900,004 collateralized by $859,206 in U.S. Treasuries 0.1250% - 5.5000%, 6/30/22 - 8/15/50 with a value of $918,005((cost $900,000)	$900,000	900,000
Total Investments (total cost $35,282,413) – 99.4%		35,020,087
Cash, Receivables and Other Assets, net of Liabilities – 0.6%		202,148
Net Assets – 100%		$35,222,235

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United Kingdom	$6,469,173	18.5%
Japan	5,282,300	15.1
Switzerland	4,088,717	11.7
Germany	3,591,111	10.3
France	2,922,005	8.3
South Korea	2,247,154	6.4
United States	1,508,635	4.3
Netherlands	1,447,167	4.1
Hong Kong	1,320,912	3.8
Canada	914,549	2.6
Singapore	882,913	2.5
Finland	801,944	2.3
India	707,672	2.0
Spain	694,075	2.0
Austria	569,033	1.6
Denmark	458,901	1.3
Ireland	439,571	1.3
Norway	427,207	1.2
Sweden	247,048	0.7

Total	$35,020,087	100.0%

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
REG	Registered

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2020 is $863,961, which represents 2.5% of net assets.

*	Non-income producing security.

¢	Security is valued using significant unobservable inputs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2020.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Chemicals	$425,605	$510,106	$-
Oil, Gas & Consumable Fuels	375,578	208,802	-
Personal Products	1,447,167	133,670	-
Real Estate Management & Development	214,552	1,233,961	-
Specialty Retail	-	94,687	60,048
Wireless Telecommunication Services	274,392	-	-
All Other	-	29,135,511	-
Warrants	6,008	-	-
Repurchase Agreements	-	900,000	-
Total Assets	$2,743,302	$32,216,737	$60,048

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2020 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of December 31, 2020.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2020 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing other than the following:

On February 10, 2021, the Trustees approved a plan to liquidate and terminate Janus Henderson International Value Fund effective on or about April 30, 2021 or at such other time as may be authorized by the Trustees.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-25-70244 02-21